Summary of Significant Accounting Policies - Summary Estimated Useful Lives of Property and Equipment (Details)	Dec. 31, 2023
Computer hardware and software
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	3 years
Vehicles
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	5 years
Office furniture and fixture
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	10 years
Buildings
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	50 years